Borrowings and leases - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes from financing cash flows
Proceeds from borrowings, net	€ 694	€ 0	€ 4,877
Changes in short-term borrowings	0	(285)	276
Repayments on third party borrowings	(1,159)	(938)	(950)
Payments of principal on lease obligations	(148)	(153)	(139)
Settlement of debt-related cross currency swaps	(69)	0	0
Interest paid	(182)	(130)	(97)
Dividends paid	(841)	(763)	(638)
Other financing activities	(16)	(20)	5
Other non-cash changes
Commercial papers issued	6,810	2,464
Commercial papers repayments	6,810	2,749
Total
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	11,902	13,111	7,246
Acquisition of API			1,648
Changes from financing cash flows
Proceeds from borrowings, net	694		4,877
Changes in short-term borrowings		(285)	276
Repayments on third party borrowings	(1,159)	(938)	(950)
Payments of principal on lease obligations	(148)	(153)	(139)
Settlement of debt-related cross currency swaps	69
Interest paid	(182)	(130)	(97)
Dividends paid	(841)	(763)	(638)
Other financing activities		(1)
Other non-cash changes
Amortisation of discount, premium and issue costs	5	3	(3)
Other non-cash movements	1,199	1,083	869
Movement as a result of fair value hedges	40	(161)	15
Changes in fair values	25	45	(98)
Currency translation	(102)	91	105
Reclassifications	0	0	0
Total changes	(400)	(1,209)	5,865
Ending balance	11,502	11,902	13,111
Current portion of borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,336	1,350	805
Acquisition of API			381
Changes from financing cash flows
Proceeds from borrowings, net	0		0
Changes in short-term borrowings		(285)	276
Repayments on third party borrowings	(1,159)	(938)	(950)
Payments of principal on lease obligations	(148)	(153)	(139)
Settlement of debt-related cross currency swaps	0
Interest paid	(17)	(14)	(10)
Dividends paid	0	0	0
Other financing activities		(1)
Other non-cash changes
Amortisation of discount, premium and issue costs	0	(1)	0
Other non-cash movements	93	34	39
Movement as a result of fair value hedges	0	11	6
Changes in fair values	0	0	0
Currency translation	(40)	0	33
Reclassifications	1,235	1,333	909
Total changes	(36)	(14)	545
Ending balance	1,300	1,336	1,350
Borrowings, less current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,571	11,790	6,382
Acquisition of API			1,251
Changes from financing cash flows
Proceeds from borrowings, net	694		4,877
Changes in short-term borrowings		0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Settlement of debt-related cross currency swaps	0
Interest paid	0	0	0
Dividends paid	0	0	0
Other financing activities		0
Other non-cash changes
Amortisation of discount, premium and issue costs	5	4	(3)
Other non-cash movements	98	171	83
Movement as a result of fair value hedges	40	(172)	9
Changes in fair values	0	0	0
Currency translation	(77)	111	100
Reclassifications	(1,235)	(1,333)	(909)
Total changes	(475)	(1,219)	5,408
Ending balance	10,096	10,571	11,790
Interest payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	74	78	57
Acquisition of API			0
Changes from financing cash flows
Proceeds from borrowings, net	0		0
Changes in short-term borrowings		0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Settlement of debt-related cross currency swaps	0
Interest paid	(165)	(116)	(87)
Dividends paid	0	0	0
Other financing activities		0
Other non-cash changes
Amortisation of discount, premium and issue costs	0	0	0
Other non-cash movements	164	112	108
Movement as a result of fair value hedges	0	0	0
Changes in fair values	0	0	0
Currency translation	0	0	0
Reclassifications	0	0	0
Total changes	(1)	(4)	21
Ending balance	73	74	78
Derivatives (assets)/ liabilities to hedge borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(83)	(110)	0
Acquisition of API			16
Changes from financing cash flows
Proceeds from borrowings, net	0		0
Changes in short-term borrowings		0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Settlement of debt-related cross currency swaps	69
Interest paid	0	0	0
Dividends paid	0	0	0
Other financing activities		0
Other non-cash changes
Amortisation of discount, premium and issue costs	0	0	0
Other non-cash movements	0	0	0
Movement as a result of fair value hedges	0	0	0
Changes in fair values	25	45	(98)
Currency translation	17	(18)	(28)
Reclassifications	0	0	0
Total changes	111	27	(110)
Ending balance	28	(83)	(110)
Dividend payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4	3	2
Acquisition of API			0
Changes from financing cash flows
Proceeds from borrowings, net	0		0
Changes in short-term borrowings		0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Settlement of debt-related cross currency swaps	0
Interest paid	0	0	0
Dividends paid	(841)	(763)	(638)
Other financing activities		0
Other non-cash changes
Amortisation of discount, premium and issue costs	0	0	0
Other non-cash movements	844	766	639
Movement as a result of fair value hedges	0	0	0
Changes in fair values	0	0	0
Currency translation	(2)	(2)	0
Reclassifications	0	0	0
Total changes	1	1	1
Ending balance	€ 5	€ 4	€ 3